Variable Interest Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Variable Interest Entity Disclosure [Abstract]
Variable Interest Entities
Note 7. VARIABLE INTEREST ENTITIES
Consolidated Variable Interest Entities
The Company evaluates its ownership, contractual, and other interests in entities to determine if they are VIEs, if it has a variable interest in those entities, and the nature and extent of those interests. These evaluations are highly complex and involve management judgment and the use of estimates and assumptions based on available historical information, among other factors. Based on its evaluations, if the Company determines it is the primary beneficiary of such VIEs, it consolidates such entities into its financial statements. VIEs information below is presented on aggregate basis based on similar risk and reward characteristics and MSP’s involvement with the VIEs.
The Company includes a number of entities that are determined to be VIEs and which are combined under common control (see Note 1), and for which the common control group can direct the use of the entities’ assets and resources for other purposes. The Company consolidates VIEs in which one of the combined entities is the primary beneficiary.
The assets of the consolidated VIEs may only be used to settle obligations of these VIEs and to settle any investors’ ownership liquidation requests. There is no recourse to MSP for the consolidated VIEs’ liabilities. The assets of the consolidated VIEs are not available to MSP’s creditors.
Total assets and liabilities included in its condensed combined and consolidated balance sheets for these VIEs were $9.7 million and $130.9 million, respectively, at March 31, 2022 and $9.7 million and $122.7 million, respectively, at December 31, 2021.
Investments in unconsolidated Variable Interest Entities
The Company is involved with VIEs in which it has investments in equity but does not consolidate because it does not have the power to direct the activities that most significantly impact their economic performance and thus is not considered the primary beneficiary of the entities. Those VIEs are reflected as equity method investments.
Total assets and liabilities for these VIEs were $4.8 million and $0.3 million, respectively, at March 31, 2022 and $5.4 million and $0.3 million, respectively, at December 31, 2021.
Generally, MSP’s exposure is limited to its investment in those VIEs (see Note 3). For
MAO-MSO
Recovery II, LLC and Series PMPI, MSP may be exposed to providing additional recovery services at its own cost if recovery proceeds allocated to it are insufficient to recover the costs of those services. MSP does not have any other exposures or any obligation to provide additional funding.

Note 7. VARIABLE INTEREST ENTITIES
Consolidated Variable Interest Entities
The Company evaluates its ownership, contractual, and other interests in entities to determine if they are VIEs, if it has a variable interest in those entities, and the nature and extent of those interests. These evaluations are highly complex and involve management judgment and the use of estimates and assumptions based on available historical information, among other factors. Based on its evaluations, if the Company determines it is the primary beneficiary of such VIEs, it consolidates such entities into its financial statements. VIEs information below is presented on aggregate basis based on similar risk and reward characteristics and MSP’s involvement with the VIEs.
The Company includes a number of entities that are determined to be VIEs and which are combined under common control (see Note 1), and for which the common control group can direct the use of the entities’ assets and resources for other purposes. The Company consolidates VIEs in which one of the combined entities is the primary beneficiary.
The assets of the consolidated VIEs may only be used to settle obligations of these VIEs and to settle any investors’ ownership liquidation requests. There is no recourse to MSP for the consolidated VIEs’ liabilities. The assets of the consolidated VIEs are not available to MSP’s creditors.
Total assets and liabilities included in its combined and consolidated balance sheets for these VIEs were $9.7 million and $122.7 million, respectively, at December 31, 2021 and $9.7 million and $95.1 million, respectively, at December 31, 2020.
Investments in unconsolidated Variable Interest Entities
The Company is involved with VIEs in which it has investments in equity but does not consolidate because it does not have the power to direct the activities that most significantly impact their economic performance and thus is not considered the primary beneficiary of the entities. Those VIEs are reflected as equity method investments.
Total assets and liabilities for these VIEs were $5.4 million and $0.3 million, respectively, at December 31, 2021 and $7.4 million and $0.3 million, respectively, at December 31, 2020.
Generally, MSP’s exposure is limited to its investment in those VIEs (see Note 3). For
MAO-MSO
Recovery II, LLC and Series PMPI, MSP may be exposed to providing additional recovery services at its own cost if recovery proceeds allocated to it are insufficient to recover the costs of those services. MSP does not have any other exposures or any obligation to provide additional funding.